Earnings per Share (Tables)	12 Months Ended
Jun. 29, 2013
Reconciliation Between Net Income (Loss) Per Share - Basic And Diluted
The following is a reconciliation of net income to net income per share - basic and diluted - for the years ended June 29, 2013, June 30, 2012 and July 2, 2011:

In millions except earnings per share	2013	2012	2011
Income (loss) from continuing operations attributable to Hillshire Brands	$184	$(20)	$58
Net income from discontinued operations attributable to Hillshire Brands	68	865	1,205
Net income attributable to Hillshire Brands	$252	$845	$1,263
Average shares outstanding - basic	123	119	124
Dilutive effect of stock compensation	—	—	1
Diluted shares outstanding	123	119	125
Income (loss) per common share - Basic
Income (loss) from continuing operations	$1.50	$(0.16)	$0.47
Income from discontinued operations	0.55	7.29	9.69
Net income	$2.05	$7.13	$10.16
Income (loss) per common share - Diluted
Income (loss) from continuing operations	$1.49	$(0.16)	$0.46
Income from discontinued operations	0.55	7.29	9.65
Net income	$2.04	$7.13	$10.11